Consolidating financial information - Income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidating financial information
Net interest income	£ 8,047	£ 8,656	£ 8,987
Non-interest income	6,206	4,746	4,146
Total income	14,253	13,402	13,133
Operating expenses	(9,325)	(9,645)	(10,401)
Impairment releases/(losses)	(696)	(398)	(493)
Operating profit before tax	4,232	3,359	2,239
Tax	(432)	(1,208)	(731)
Profit/(loss) from continuing operations	3,800	2,151	1,508
Profit/(loss) for the year	3,800	2,151	1,508
Attributable to:
Ordinary shareholders	3,133	1,622	752
Preference shareholders	39	182	234
Paid-in equity holders	367	355	487
Non-controlling interests	261	(8)	35
Profit for the year	3,800	2,151	1,508
Consolidation adjustments
Consolidating financial information
Net interest income	434	1,235	2,653
Non-interest income	(1,262)	(2,790)	2,521
Total income	(828)	(1,555)	5,174
Operating expenses	(133)	(1,443)	(4,732)
Impairment releases/(losses)	37	(59)	(200)
Operating profit before tax	(924)	(3,057)	242
Tax	408	(132)	48
Profit/(loss) from continuing operations	(516)	(3,189)	290
Profit/(loss) from discontinued operations, net of tax		(54)	510
Profit/(loss) for the year	(516)	(3,243)	800
Attributable to:
Ordinary shareholders	(399)	(3,273)	766
Paid-in equity holders	(375)		4
Non-controlling interests	258	30	30
Profit for the year	(516)	(3,243)	800
RBSG plc
Consolidating financial information
Net interest income	(628)	(368)	203
Non-interest income	3,467	2,794	1,390
Total income	2,839	2,426	1,593
Operating expenses	(42)	(85)	(122)
Impairment releases/(losses)	2	1
Operating profit before tax	2,799	2,342	1,471
Tax	(71)	149	(94)
Profit/(loss) from continuing operations	2,728	2,491	1,377
Profit/(loss) for the year	2,728	2,491	1,377
Attributable to:
Ordinary shareholders	2,322	1,954	660
Preference shareholders	39	182	234
Paid-in equity holders	367	355	483
Profit for the year	2,728	2,491	1,377
RBSG plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	(811)	1,546
Increase (decrease) in net assets	(10,240)	(8,651)
NWM Plc
Consolidating financial information
Net interest income	(127)	(239)	(26)
Non-interest income	815	1,002	909
Total income	688	763	883
Operating expenses	(1,101)	(1,262)	(1,601)
Impairment releases/(losses)	50	89	77
Operating profit before tax	(363)	(410)	(641)
Tax	94	51	168
Profit/(loss) from continuing operations	(269)	(359)	(473)
Profit/(loss) from discontinued operations, net of tax		54	(510)
Profit/(loss) for the year	(269)	(305)	(983)
Attributable to:
Ordinary shareholders	(329)	(305)	(983)
Paid-in equity holders	60
Profit for the year	(269)	(305)	(983)
NWM Plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	149	(332)
Increase (decrease) in net assets	276	165
Subsidiaries
Consolidating financial information
Net interest income	8,368	8,028	6,157
Non-interest income	3,186	3,740	(674)
Total income	11,554	11,768	5,483
Operating expenses	(8,049)	(6,855)	(3,946)
Impairment releases/(losses)	(785)	(429)	(370)
Operating profit before tax	2,720	4,484	1,167
Tax	(863)	(1,276)	(853)
Profit/(loss) from continuing operations	1,857	3,208	314
Profit/(loss) for the year	1,857	3,208	314
Attributable to:
Ordinary shareholders	1,539	3,246	309
Paid-in equity holders	315
Non-controlling interests	3	(38)	5
Profit for the year	£ 1,857	£ 3,208	£ 314